FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01700
                                    ---------

              FRANKLIN GOLD AND PRECIOUS METALS FUND
              --------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 10/31/06
                          --------



Item 1. Schedule of Investments.



Franklin Gold and Precious Metals Fund

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                                          Quarterly Statement of Investments | 1

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Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------
                                                        COUNTRY         SHARES/WARRANTS      VALUE
------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 99.3%
    COMMON STOCKS, WARRANTS AND MUTUAL FUNDS 99.3%
    GOLD AND DIVERSIFIED RESOURCES 8.5%
    Anglo American PLC ...........................    South Africa            256,100    $ 11,547,487
    Anglo American PLC, ADR ......................    South Africa            570,958      12,949,327
    Freeport-McMoRan Copper & Gold Inc., B .......    United States           749,211      45,312,281
  a Mvelaphanda Resources Ltd. ...................    South Africa          2,650,000      11,598,358
    Oxiana Ltd. ..................................      Australia           8,882,655      22,764,179
                                                                                         ------------
                                                                                          104,171,632
                                                                                         ------------
    GOLD EXPLORATION AND DEVELOPMENT 9.1%
  a Apex Silver Mines Ltd. .......................       Bolivia              200,000       3,160,000
  a Aurizon Mines Ltd. ...........................       Canada             1,800,000       4,971,268
  a Ballarat Goldfields NL .......................      Australia          38,000,000       7,355,375
  a Banro Corp. ..................................       Canada               350,000       4,415,341
  a Bendigo Mining Ltd. ..........................      Australia          13,648,795      10,409,066
  a European Minerals Corp. ......................       Canada             1,050,000         823,199
a,b European Minerals Corp., 144A ................       Canada            10,600,000       8,310,393
a,b European Minerals Corp., wts., 144A, 4/11/10 .       Canada             5,300,000       1,794,289
a,b GBS Gold International Inc., 144A ............       Canada             2,000,000       5,915,631
  a Great Basin Gold Ltd. ........................       Canada             2,000,000       3,456,724
  a International Minerals Corp. .................       Canada               700,000       3,280,324
  a International Minerals Corp., wts., 5/19/08 ..       Canada               350,000         215,154
  a Ivanhoe Mines Ltd. ...........................       Canada               810,000       8,443,138
a,b Ivanhoe Mines Ltd., 144A .....................       Canada               918,600       9,575,144
a,b Jinshan Gold Mines Inc., 144A ................       Canada             3,730,000       4,087,398
a,c Jinshan Gold Mines Inc., wts., 6/20/07 .......       Canada             1,865,000         880,618
  a Metallica Resources Inc. .....................       Canada               500,000       1,692,726
a,b Metallica Resources Inc., 144A ...............       Canada               988,998       3,348,205
  a Metallica Resources Inc., wts., 12/11/08 .....       Canada               494,499         621,180
  a Miramar Mining Corp. .........................       Canada             1,330,000       6,434,051
  a Nevsun Resources Ltd. ........................       Canada               877,000       2,468,992
  a NovaGold Resources Inc. ......................       Canada               400,000       6,312,000
  a Pan Australian Resources Ltd. ................      Australia          25,600,000       6,639,968
a,b Pan Australian Resources Ltd., 144A ..........      Australia           5,000,000       1,296,869
  a Shore Gold Inc. ..............................       Canada               375,000       1,787,385
  a Sino Gold Ltd. ...............................      Australia           1,100,000       4,173,207
                                                                                         ------------
                                                                                          111,867,645
                                                                                         ------------
    LONG LIFE GOLD MINES 55.0%
    Agnico-Eagle Mines Ltd. ......................       Canada             1,300,000      48,061,000
  a Alamos Gold Inc. .............................       Canada             1,246,400      10,060,478
a,b Alamos Gold Inc., 144A .......................       Canada               400,000       3,228,652
    AngloGold Ashanti Ltd. .......................    South Africa             62,530       2,652,762
    AngloGold Ashanti Ltd., ADR ..................    South Africa          1,271,327      54,120,390
    Barrick Gold Corp. ...........................       Canada             3,506,283     108,694,773
  a Centerra Gold Inc. ...........................       Canada               350,000       3,476,770
a,b Centerra Gold Inc., 144A .....................       Canada             1,384,800      13,756,087
    Compania de Minas Buenaventura SA ............        Peru                100,593       2,595,343
    Compania de Minas Buenaventura SA, ADR .......        Peru              1,288,986      33,320,288
  a Gammon Lake Resources Inc. ...................       Canada             1,814,500      23,844,158
  a Glamis Gold Ltd. .............................       Canada             1,208,500      53,294,850
    Gold Fields Ltd. .............................    South Africa            504,999       8,361,251


                                          Quarterly Statement of Investments | 3

Franklin Gold and Precious Metals Fund

----------------------------------------------------------------------------------------------------------------
                                                                   COUNTRY        SHARES/WARRANTS       VALUE
----------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (CONTINUED)
      LONG LIFE GOLD MINES (CONTINUED)
      Gold Fields Ltd., ADR ...............................      South Africa          854,528    $   14,321,889
      Goldcorp Inc. .......................................         Canada           1,290,625        33,988,930
      Goldcorp Inc. (USD Traded) ..........................         Canada             287,500         7,555,500
    a Goldcorp Inc., wts., 6/09/11 ........................         Canada               9,125           139,259
    a Harmony Gold Mining Co. Ltd. ........................      South Africa        1,443,000        21,872,657
    a Harmony Gold Mining Co. Ltd., ADR ...................      South Africa          600,000         9,324,000
    a Highland Gold Mining Ltd. ...........................     United Kingdom         524,000         1,676,580
    a Lihir Gold Ltd. .....................................    Papua New Guinea      8,566,841        18,240,411
  a,b Lihir Gold Ltd., ADR, 144A ..........................    Papua New Guinea        100,000         2,163,000
    a Meridian Gold Inc. ..................................     United States        1,006,500        25,474,515
    a Meridian Gold Inc. (CAD Traded) .....................     United States          513,760        12,939,548
      Newcrest Mining Ltd. ................................       Australia          4,150,828        76,648,618
      Newmont Mining Corp. ................................     United States          720,714        32,626,723
    a Randgold Resources Ltd., ADR ........................     United Kingdom       2,127,600        48,232,692
    a Western Areas Ltd. ..................................      South Africa          522,691         3,050,243
    a Western Areas Ltd., ADR .............................      South Africa           26,430           154,236
                                                                                                  --------------
                                                                                                     673,875,603
                                                                                                  --------------
      MEDIUM LIFE GOLD MINES 11.3%
    a Cambior Inc. ........................................         Canada           2,130,000         7,419,751
    a Eldorado Gold Corp. .................................         Canada           2,645,000        11,240,278
    a Golden Star Resources Ltd. ..........................         Canada             750,000         2,078,044
      IAMGOLD Corp. .......................................         Canada             387,400         3,268,456
      Kingsgate Consolidated Ltd. .........................       Australia          1,855,148         5,759,757
    a Kinross Gold Corp. ..................................         Canada           3,513,012        46,164,129
    a Northgate Minerals Corp. ............................         Canada           1,150,000         3,698,606
    a Queenstake Resources Ltd. ...........................         Canada           6,500,000         1,447,726
    a Rio Narcea Gold Mines Ltd. ..........................         Canada           2,500,000         7,060,448
    a SEMAFO Inc. .........................................         Canada           3,500,000         5,581,540
  a,b SEMAFO Inc., 144A ...................................         Canada           3,000,000         4,784,177
a,c,d SEMAFO Inc., wts., 144A, 12/18/06 ...................         Canada           1,225,000           425,631
      Yamana Gold Inc. ....................................         Canada           1,630,940        16,230,211
    b Yamana Gold Inc., 144A ..............................         Canada           2,300,000        22,888,325
                                                                                                  --------------
                                                                                                     138,047,079
                                                                                                  --------------
      MUTUAL FUNDS 0.7%
      Central Fund of Canada Ltd., A ......................         Canada           1,055,000         8,956,950
                                                                                                  --------------
      PLATINUM & PALLADIUM 14.7%
      Anglo Platinum Ltd. .................................      South Africa          110,000        11,793,445
      Anglo Platinum Ltd., ADR ............................      South Africa          571,138        61,233,497
    a Eastern Platinum Ltd. ...............................         Canada           3,100,000         3,093,234
      Impala Platinum Holdings Ltd. .......................      South Africa          275,000        48,330,732
      Impala Platinum Holdings Ltd., ADR ..................      South Africa          771,200        33,884,237
      Lonmin PLC ..........................................     United Kingdom         350,000        19,372,955
    a Stillwater Mining Co. ...............................     United States          253,246         2,722,394
                                                                                                  --------------
                                                                                                     180,430,494
                                                                                                  --------------
      TOTAL LONG TERM INVESTMENTS (COST $623,464,463) .....                                        1,217,349,403
                                                                                                  --------------


4 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

------------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (COST $12,662,424) 1.1%
  MONEY MARKET FUND 1.1%
e Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96%    United States    12,662,424    $    12,662,424
                                                                                                         ---------------
 TOTAL INVESTMENTS (COST $636,126,887) 100.4% ........................                                     1,230,011,827
 OTHER ASSETS, LESS LIABILITIES (0.4)% ...............................                                        (4,430,670)
                                                                                                         ---------------
 NET ASSETS 100.0% ...................................................                                   $ 1,225,581,157
                                                                                                         ===============

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar
USD - United States Dollar

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt

a     Non-income producing for the twelve months ended October 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At October 31, 2006, the aggregate value of these securities was $81,148,170, representing 6.62% of net assets.

c     See Note 2 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2006, the value of this security was $425,631, representing 0.03% of net assets.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Franklin Gold and Precious Metals Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company.

1. INCOME TAXES

At October 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................         $ 659,657,147
                                                                  =============

Unrealized appreciation .................................         $ 578,531,233
Unrealized depreciation .................................            (8,176,553)
                                                                  -------------
Net unrealized appreciation (depreciation) ..............         $ 570,354,680
                                                                  =============

2. RESTRICTED SECURITIES

At October 31, 2006, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------------
                                                         ACQUISITION
    WARRANTS    ISSUER                                       DATE               COST            VALUE
-------------------------------------------------------------------------------------------------------
   1,865,000    Jinshan Gold Mines Inc., wts., 6/20/07     12/14/05         $          --    $  880,618
   1,225,000  a SEMAFO Inc., wts., 144A, 12/18/06          12/18/03                21,630       425,631
                                                                                             ==========
                 TOTAL RESTRICTED SECURITIES (0.11% of Net Assets)                           $1,306,249
                                                                                             ==========

a The Fund also invests in unrestricted securities of the issuer, valued at $5,581,540 as of October 31, 2006.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 27, 2006










                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN GOLD AND PRECIOUS METALS FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 27, 2006

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN GOLD AND PRECIOUS METALS FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 27, 2006

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer